CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations	$ (43,848,000)	$ (36,459,000)		$ (174,300,000)	$ (158,843,000)
Other income (expenses):
Net income (loss)	(23,373,000)	(22,666,000)		(102,493,000)	$ (88,387,000)
SPRING VALLEY ACQUISITION CORP
General and administrative expenses	5,147,286	299,060	$ 114,144	1,327,217
Loss from operations	(5,147,286)	(299,060)	(114,144)	(1,327,217)
Other income (expenses):
Change in fair value of derivative warrant liabilities	(10,835,000)	9,028,000	(12,110,000)	4,511,000
Offering costs allocated to derivative warrant liabilities			(749,253)
Income from investments held in Trust Account	23,395	5,729	1,973	18,965
Net income (loss)	$ (15,958,891)	$ 8,734,669	$ (12,971,424)	$ 3,202,748
Class A Common Stock | SPRING VALLEY ACQUISITION CORP
Other income (expenses):
Weighted average shares outstanding, ordinary shares, Basic	23,000,000	23,000,000	6,052,632	23,000,000
Weighted average shares outstanding, ordinary shares, Diluted	23,000,000	23,000,000	6,052,632	23,000,000
Basic net income (loss) per share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11
Diluted net income (loss) per share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11
Class B ordinary share | SPRING VALLEY ACQUISITION CORP
Other income (expenses):
Weighted average shares outstanding, ordinary shares, Basic	5,750,000	5,750,000	5,197,368	5,750,000
Weighted average shares outstanding, ordinary shares, Diluted	5,750,000	5,750,000	5,197,368	5,750,000
Basic net income (loss) per share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11
Diluted net income (loss) per share	$ (0.56)	$ 0.30	$ (1.15)	$ 0.11